Concentration of Risks	12 Months Ended
Mar. 31, 2026
Concentration of Risks [Abstract]
CONCENTRATION OF RISKS

3. CONCENTRATION OF RISKS

Political, social and economic risks

The main operations of the Group are located in Hong Kong. Accordingly, the Group’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Hong Kong, as well as by the general state of the economy in Hong Kong. The Group’s results of operations may be adversely affected by changes in the political, regulatory and social conditions in Hong Kong. Although the Group has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Group’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Group’s operations.

Interest rate risk

The Group is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Group reviews and takes appropriate steps to manage its interest rate exposure on its interest-bearing assets and liabilities. The Group has not been exposed to material risks due to changes in market interest rates and has not used any derivative financial instruments to manage the interest risk exposure during the years presented.

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable and other receivables. As of March 31, 2026 and 2025, US$1,694,000 and US$749,000, respectively, were deposited with financial institutions located in Hong Kong. In accordance with the relevant regulations in Hong Kong, the maximum insured bank deposit amount is US$102,821 (HK$800,000) for each financial institution. While the Group believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Group is also exposed to risk from its accounts receivable. These assets are subject to credit evaluations. An allowance for credit loss has been made for estimated unrecoverable amounts, which have been determined by reference to past default experience and the current economic environment.

Concentration risk

There were three, two and two customers from whom revenues individually represent greater than 10% of the total revenues of the Group for the fiscal years ended March 31, 2026, 2025 and 2024, respectively. The total revenue to these customers accounted for approximately 89.61%, 68.70% and 61.30% of total revenues for the fiscal years ended March 31, 2026, 2025 and 2024, respectively. As of March 31, 2026 and 2025, three customers in each year individually represented greater than 10% of the Group’s accounts receivable and accounted for approximately 55.65% and 64.25% of the Group’s accounts receivable respectively.

The following customers accounted for 10% or more of revenue for the fiscal years ended March 31, 2026, 2025 and 2024:

	For the Fiscal Year Ended		For the Fiscal Year Ended			For the Fiscal Year Ended
	March 31, 2026		March 31, 2025			March 31, 2024
	US$’000%		US$’000%			US$’000%
Customer A	10,634	21.54%	29,305	55.08%		20,103	31.68%
Customer B	-	- %*	1,808	3.40	%*	18,795	29.62%
Customer C	5,282	10.70%	7,246	13.62%		5,047	7.95	%*
Customer E	28,312	57.36%	4,531	8.52	%*	-	-	%*

The following customers accounted for 10% or more of our accounts receivable (gross amount), as of March 31, 2026 and 2025:

	As of March 31, 2026		As of March 31, 2025
	US$’000%		US$’000%
Customer A	2,905	18.29%	3,548	15.32%
Customer B	3,199	20.14%	8,888	38.37%
Customer E	2,735	17.22%	2,445	10.56%

*	Represents less than 10%

There were three, three and three suppliers from whom purchases individually represent greater than 10% of our total purchases for the fiscal years ended March 31, 2026, 2025 and 2024, respectively. The total purchase from these suppliers accounted for approximately 94.57%, 78.01% and 67.26% of our total purchase for the fiscal years ended March 31, 2026, 2025 and 2024, respectively. As of March 31, 2026 and 2025, two suppliers in each year individually represented greater than 10% of the Group’s accounts payable and accounted for approximately 93.73% and 83.64% of the Group’s accounts payable respectively.

The following suppliers accounted for 10% or more of purchases for the fiscal years ended March 31, 2026, 2025 and 2024:

	For the Fiscal Year Ended		For the Fiscal Year Ended			For the Fiscal Year Ended
	March 31, 2026		March 31, 2025			March 31, 2024
	US$’000%		US$’000%			US$’000%
Supplier A	-	- %*	1,456	5.86	%*	9,193	31.54%
Supplier B	7,725	33.63%	6,525	26.28%		-	-	%*
Supplier D	-	- %*	-	-	%*	6,496	22.29%
Supplier E	2,490	10.84%	3,817	15.37%		3,915	13.43%
Supplier F	-	-%	9,027	36.36%		183	0.64	%*
Supplier J	11,510	50.10%	-	-	%*	-	-	%*

The following suppliers accounted for 10% or more of our accounts payable as of March 31, 2026 and 2025:

	As of March 31, 2026		As of March 31, 2025
	US$’000%		US$’000%
Supplier A	6,152	66.33%	6,198	59.9%
Supplier B	2,541	27.40%	2,459	23.8%

*	Represents less than 10%